SHARE-BASED COMPENSATION (Details 9)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 17, 2020	Mar. 27, 2021	Jun. 27, 2020	Jun. 27, 2020	Jun. 29, 2019
Related Party Transaction [Line Items]
Weighted Average Risk Free Annual Interest Rate		0.13%	2.20%
Weighted-Average Expected Annual Dividend Yield		0.00%	0.00%
Weighted Average Expected Stock Price Volatility		92.06%	88.19%
Weighted Average Expected Life OF Warrants		1 year	1 year
Weighted-Average Risk-Free Annual Interest Rate	0.16%
Weighted-Average Expected Annual Dividend Yield	0.00%
Weighted-Average Expected Stock Price Volatility	85.39%
Weighted Average Expected Life of Warrants	1 year
MedMax Corp Redeemable Shares [Member] | Warrant One [Member]
Related Party Transaction [Line Items]
Weighted-Average Expected Annual Dividend Yield				0.00%	0.00%
Weighted Average Expected Life OF Warrants				1 year	1 year
Weighted-Average Risk-Free Annual Interest Rate				2.20%	2.82%
Weighted-Average Expected Stock Price Volatility				88.19%	82.93%
[Subordinate Voting Shares [Member]] | Warrants [Member]
Related Party Transaction [Line Items]
Weighted-Average Risk-Free Annual Interest Rate			0.16%		2.20%
Weighted-Average Expected Annual Dividend Yield			0.00%		0.00%
Weighted-Average Expected Stock Price Volatility			111.76%		88.19%
Weighted Average Expected Life of Warrants			9 months 18 days		1 year